MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Basis point increase in interest rates	0.50
Net income impact of a 50 basis-point increase in interest rate on floating rate financial assets and liabilities	$ 283.0	$ 156.0
Net income impact of 50 basis point increase in yield curve on financial assets and liabilities	101.0	137.0
Other comprehensive income impact of 50 basis point increase in yield curve on financial assets and liabilities	$ 318.0	363.0
Currency risk
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in U.S dollar against other currencies	1.00%
Impact of 1% increase in U.S. dollar against foreign currencies on unhedged financial instruments	$ 109.0	117.0
Impact of 1% increase in U.S. dollar against foreign currencies on hedged financial instruments	$ 509.0	235.0
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Percentage Of Increase (Decrease) In Market Price Of Equity Securities And Equity Derivatives	5.00%
Impact on Net Income as a Result of a Percentage Decrease Equity Securities	$ 303.0	186.0
Impact on Other Comprehensive Income as a Result of a Percentage Decrease Equity Securities	$ 122.0	161.0
Percentage change in the common equity price	5.00%
Increase in compensation liability and expense	$ 98.0	69.0
Increase (decrease) in equity derivatives used for compensation hedging from a 5% change in the common equity price of the company	116.0	78.0
Amount to offset increase in compensation expense	98.0	69.0
Other comprehensive income impact of equity derivatives used for compensation hedging	$ 18.0	9.0
Other price risk
Disclosure of detailed information about financial instruments [line items]
Percentage increase in energy prices	5.00%
Impact on net income from a 5% decrease in energy prices	$ 49.0	16.0
Impact on other comprehensive income from a 5% decrease in energy prices	$ 27.0	$ 19.0